Nature of Business and Significant Accounting Policies (Details) - Disaggregation of Revenue - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020	May 31, 2020	May 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 4,544,082	$ 3,224,170	$ 13,232,840	$ 9,139,616	$ 11,917,629	$ 8,459,048
Cannabis Dispensary [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,384,139	2,637,006	10,202,638	7,035,268	9,365,105	5,492,312
Cannabis Production [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 1,159,943	$ 587,164	$ 3,030,202	$ 2,104,348	$ 2,552,524	$ 2,966,736